Document and Entity Information	May 18, 2020
Prospectus:
Document Type	497
Document Period End Date	May 18, 2020
Entity Registrant Name	ROYCE FUND
Entity Central Index Key	0000709364
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 18, 2020
Document Effective Date	May 18, 2020
Prospectus Date	May 01, 2020
ISI Prospectus | Royce Total Return Fund | Institutional Class
Prospectus:
Trading Symbol	RTRIX
ISI Prospectus | Royce Total Return Fund | Service Class
Prospectus:
Trading Symbol	RYTFX
ISI Prospectus | Royce Total Return Fund | Investment Class
Prospectus:
Trading Symbol	RYTRX
CR Prospectus | Royce Total Return Fund | R Class
Prospectus:
Trading Symbol	RTRRX
CR Prospectus | Royce Total Return Fund | Consultant Class
Prospectus:
Trading Symbol	RYTCX